Consolidated Statement of Financial Position - USD ($) $ in Thousands		Jun. 30, 2026	Jun. 30, 2025
Current assets
Cash and cash equivalents	[1]	$ 255,279	$ 47,254	[2]
Trade and other receivables		54,277	21,738	[2]
Inventories		56,378	30,957	[2]
Current tax assets		2,171	1,076	[2]
Other assets		4,127	5,609	[2]
Assets held for sale		18,334	0	[2]
Total current assets		390,566	106,634	[2]
Non-current assets
Other financial assets		8,805	659	[2]
Property, plant and equipment		499,645	312,507	[2]
Other assets		6,305	7,164	[2]
Total non-current assets		514,755	320,330	[2]
Total assets		905,321	426,964	[2]
Current liabilities
Trade and other payables		45,222	32,451	[2]
Interest bearing liabilities		49,060	41,074	[2]
Current tax liabilities		1,804	0	[2]
Provisions		17,337	3,984	[2]
Total current liabilities		113,423	77,509	[2]
Non-current liabilities
Interest bearing liabilities		29,026	9,659	[2]
Deferred tax liabilities		8,837	9,513	[2]
Provisions		26,869	19,282	[2]
Total non-current liabilities		64,732	38,454	[2]
Total liabilities		178,155	115,963	[2]
Net assets		727,166	311,001	[2]
Equity
Share capital		1,038,050	586,472	[2]
Reserves		(84,584)	(43,204)	[2]
Accumulated losses		(226,300)	(270,079)	[2]
Total equity attributable to equity holders of Elevra Lithium Limited		727,166	273,189	[2]
Non-controlling interests		0	37,812	[2]
Total equity	[2]	$ 727,166	$ 311,001

[1]	Cash and cash equivalents restricted by legal or contractual arrangements as at 30 June 2026 is nil (2025: $0.1 million).
[2]	Refer to Note 2 (a) for details on translation of prior period comparatives to United States dollars to conform with changes in presentation currency.